January 27, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4


               Re: Investors' Quality Tax-Exempt Trust, Series 311
                      (File No. 333-64243) (CIK No.1024827)
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Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on January 26, 1999.

                                                   Very truly yours,

                                                   VAN KAMPEN FUNDS INC.